Stock-Based Compensation (Details) - Schedule of stock-based compensation expense - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total share-based compensation expense	$ 470,878	$ 29,232
General and administrative [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total share-based compensation expense	412,214	27,446
Research and development [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total share-based compensation expense	$ 58,664	$ 1,786